Capitalization	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Capitalization
Stockholders' Equity Note Disclosure

3. Capitalization

Under the Company’s charter, the Company has the authority to issue 1,000,000,000 shares of its common stock, 700,000,000 of which are classified as Class A shares and 300,000,000 of which are classified as Class W shares, and 50,000,000 shares of preferred stock. All shares of such stock have a par value of $0.01 per share. On November 10, 2009, Clarion Partners purchased 20,000 Class A shares of the Company’s common stock for total cash consideration of $200,000 to provide the Company’s initial capitalization. The Company’s board of directors is authorized to amend its charter, without the approval of the stockholders, to increase or decrease the aggregate number of authorized shares of capital stock or the number of shares of any class or series that the Company has authority to issue.

Distribution Reinvestment Plan

The Company has adopted a distribution reinvestment plan that will allow stockholders to have the cash distributions attributable to the class of shares that the stockholder owns automatically invested in additional shares of the same class. Shares are offered pursuant to the Company’s distribution reinvestment plan at NAV per share applicable to that class, calculated as of the distribution date. Stockholders who elect to participate in the distribution reinvestment plan, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of the Company’s common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions used to purchase those shares of its common stock in cash.

Share Redemption Plan

In an effort to provide the Company’s stockholders with liquidity in respect of their investment in shares of the Company’s common stock, the Company has adopted a redemption plan whereby on a daily basis stockholders may request the redemption of all or any portion of their shares beginning on the first day of the calendar quarter following the conclusion of the Escrow Period. The redemption price per share will be equal to the Company’s NAV per share of the class of shares being redeemed on the date of redemption. Redemptions will be limited to approximately 20% of the Company’s total NAV per calendar year, administered as a quarterly limitation of 5% of the Company’s combined NAV of both classes of shares as of the last day of the previous calendar quarter.

While there is no minimum holding period, shares redeemed within 365 days of the date of purchase will be redeemed at the Company’s NAV per share of the class of shares being redeemed on the date of redemption less a short-term trading discount equal to 2% of the gross proceeds otherwise payable with respect to the redemption. The Company may waive the short-term trading discount (1) with respect to redemptions resulting from death or qualifying disability or (2) in the event that a stockholder’s shares are redeemed because the stockholder has failed to maintain the $2,000 minimum account balance described below.

In the event that any stockholder fails to maintain a minimum balance of $2,000 of shares of common stock, the Company may redeem all of the shares held by that stockholder at the redemption price per share in effect on the date it is determined that the stockholder has failed to meet the minimum balance, less the short-term trading discount of 2%, if applicable. Minimum account redemptions will apply even in the event that the failure to meet the minimum balance is caused solely by a decline in the Company’s NAV.

The Company’s board of directors has the discretion to suspend or modify the share redemption plan if (1) it determines that such action is in the best interests of the Company’s stockholders, (2) it determines that it is necessary due to regulatory changes or changes in law or (3) it becomes aware of undisclosed material information that it believes should be publicly disclosed before shares are redeemed. In addition, the Company’s board of directors may suspend the offering, including the share redemption plan, if it determines that the calculation of NAV is materially incorrect or there is a condition that restricts the valuation of a material portion of the Company’s assets.

3. Capitalization

        Under the Company's charter, the Company has the authority to issue 1,000,000,000 shares of its common stock, 700,000,000 of which are classified as Class A shares and 300,000,000 of which are classified as Class W shares, and 50,000,000 shares of preferred stock. All shares of such stock have a par value of $0.01 per share. On November 10, 2009, Clarion Partners purchased 20,000 Class A shares of the Company's common stock for total cash consideration of $200,000 to provide the Company's initial capitalization. The Company's board of directors is authorized to amend its charter, without the approval of the stockholders, to increase or decrease the aggregate number of authorized shares of capital stock or the number of shares of any class or series that the Company has authority to issue.

  Distribution Reinvestment Plan

        The Company has adopted a distribution reinvestment plan that will allow stockholders to have the cash distributions attributable to the class of shares that the stockholder owns automatically invested in additional shares of the same class. Shares are offered pursuant to the Company's distribution reinvestment plan at NAV per share applicable to that class, calculated as of the distribution date and after giving effect to all distributions. Stockholders who elect to participate in the distribution reinvestment plan, and who are subject to U.S. federal income taxation laws, will incur a tax liability on an amount equal to the fair value on the relevant distribution date of the shares of the Company's common stock purchased with reinvested distributions, even though such stockholders have elected not to receive the distributions used to purchase those shares of its common stock in cash.

  Share Redemption Plan

        In an effort to provide the Company's stockholders with liquidity in respect of their investment in shares of the Company's common stock, the Company has adopted a redemption plan whereby on a daily basis stockholders may request the redemption of all or any portion of their shares beginning on the first day of the calendar quarter following the conclusion of the Escrow Period. The redemption price per share will be equal to the Company's NAV per share of the class of shares being redeemed on the date of redemption. Redemptions will be limited to approximately 20% of the Company's total NAV per calendar year, administered as a limitation each calendar quarter of 5% of the Company's combined NAV of both classes of shares as of the last day of the previous calendar quarter.

        While there is no minimum holding period, shares redeemed within 365 days of the date of purchase will be redeemed at the Company's NAV per share of the class of shares being redeemed on the date of redemption less a short-term trading discount equal to 2% of the gross proceeds otherwise payable with respect to the redemption.

        In the event that any stockholder fails to maintain a minimum balance of $2,000 of shares of common stock, the Company may redeem all of the shares held by that stockholder at the redemption price per share in effect on the date it is determined that the stockholder has failed to meet the minimum balance, less the short-term trading discount of 2%, if applicable. Minimum account redemptions will apply even in the event that the failure to meet the minimum balance is caused solely by a decline in the Company's NAV.

        The Company's board of directors has the discretion to suspend or modify the share redemption plan if (1) it determines that such action is in the best interests of the Company's stockholders, (2) it determines that it is necessary due to regulatory changes or changes in law or (3) it becomes aware of undisclosed material information that it believes should be publicly disclosed before shares are redeemed. In addition, the Company's board of directors may suspend the offering, including the share redemption plan, if it determines that the calculation of NAV is materially incorrect or there is a condition that restricts the valuation of a material portion of the Company's assets.